Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2020
NONCONTROLLING INTEREST [Abstract]
Noncontrolling interest in the consolidated balance sheets

	As of December 31,
	2019	2020
Changyou	$151,503	$1,321
Sogou	726,960	683,291

Total	$878,463	$684,612

Noncontrolling interest in the consolidated statements of comprehensive income /(loss)

	Year Ended December 31,
	2018	2019	2020
Changyou	$27,137	$46,990	$18,448
Sogou	65,586	58,955	(60,656)

Total	$92,723	$105,945	$(42,208)

	Year Ended December 31,
	2018	2019	2020
Net income from continuing operations attributable to noncontrolling shareholders	$41,732	$58,223	$18,448
Net income/(loss) from discontinued operations attributable to noncontrolling shareholders	50,991	47,722	(60,656)

Net income/(loss) attributable to noncontrolling interest shareholders	$92,723	$105,945	$(42,208)